Post-Employment Obligations - Schedule of Average Periods of Obligations Under Benefit Plans (Details)	12 Months Ended
Dec. 31, 2023
Pension plans and retirement supplement plans - Plan A [member]
IfrsStatementLineItems [Line Items]
Average periods of maturity of the obligations under the benefit plans	8 years 4 months 17 days
Pension plans and retirement supplement plans - Plan B [member]
IfrsStatementLineItems [Line Items]
Average periods of maturity of the obligations under the benefit plans	10 years 3 months 3 days
Health plan [member]
IfrsStatementLineItems [Line Items]
Average periods of maturity of the obligations under the benefit plans	9 years 11 months 1 day
Dental plan [member]
IfrsStatementLineItems [Line Items]
Average periods of maturity of the obligations under the benefit plans	9 years 9 months 14 days